Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 292,078	$ 730	$ 13,118
Merchant services reserve	4,937	2,938	2,938
Total current assets	297,015	3,668	16,056
Dino Might program	1,979	1,979
Total assets	298,994	5,647	16,056
Current liabilities
Accounts payable and accrued liabilities	55,718	235,589	78,865
Bank overdraft	597	1,577
Deferred stock-based compensation	157,820
Note payable - related party	201,187	653,405	334,817
Convertible debenture, net - related party	24,930	19,055	17,287
Derivative liability convertible note		19,406	12,567
Total current liabilities	440,252	929,032	443,536
Stockholders' deficit
Preferred stock, value
Common stock, $.0001 par value: 700,000,000 authorized; 19,961,378, 157,277 and 143,780 shares issued and outstanding on June 30, 2018, December 31, 2017 and December 31, 2016, respectively	1,996	15	14
Additional paid-in capital	32,265,481	29,328,064	28,507,615
Accumulated deficit	(32,408,735)	(30,251,465)	(28,935,109)
Total stockholders' deficit	(141,258)	(923,385)	(427,480)
Total liabilities and stockholders' deficit	298,994	5,647	16,056
Series C Preferred Stock
Stockholders' deficit
Preferred stock, value		$ 1